Stock Based Compensation Plans (Nonvested Incentive/Performance Unit Awards and Restricted Share/Restricted Share Unit Awards - Rollforward) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average grant date fair value, vested/released (in dollars per share)	$ 117.53	$ 149.38	$ 122.10
Nonvested Incentive / Performance Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	1,134
Granted (in shares)	207
Vested/Released (in shares)	(494)
Forfeitures (in shares)	(3)
Outstanding, ending balance (in shares)	844	1,134
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average grant date fair value, beginning of period (in dollars per share)	$ 104.02
Weighted-average grant date fair value, granted (in dollars per share)	115.36
Weighted-average grant date fair value, vested/released (in dollars per share)	88.29
Weighted-average grant date fair value, forfeitures (in dollars per share)	105.43
Weighted-average grant date fair value, end of period (in dollars per share)	$ 116.00	$ 104.02
Nonvested Restricted Share / Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	3,104
Granted (in shares)	1,560
Vested/Released (in shares)	(1,278)
Forfeitures (in shares)	(81)
Outstanding, ending balance (in shares)	3,305	3,104
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average grant date fair value, beginning of period (in dollars per share)	$ 115.57
Weighted-average grant date fair value, granted (in dollars per share)	117.82
Weighted-average grant date fair value, vested/released (in dollars per share)	84.37
Weighted-average grant date fair value, forfeitures (in dollars per share)	132.03
Weighted-average grant date fair value, end of period (in dollars per share)	$ 128.29	$ 115.57